Annual Total Returns[BarChart] - Managed Futures Strategy Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.37%)	2.99%	9.40%	9.69%	2.00%	(8.43%)	(0.97%)	(8.88%)	1.93%	(0.41%)